Annual Total Returns - Fidelity® Independence Fund [BarChart] - 11.30 Fidelity Independence Fund - Retail PRO-09 - Fidelity® Independence Fund - Fidelity Independence Fund-Retail Class	Jan. 29, 2021
Bar Chart Table:
Annual Return 2011	(10.85%)
Annual Return 2012	19.95%
Annual Return 2013	40.22%
Annual Return 2014	11.49%
Annual Return 2015	0.33%
Annual Return 2016	(1.22%)
Annual Return 2017	26.41%
Annual Return 2018	(6.63%)
Annual Return 2019	31.98%
Annual Return 2020	28.30%